CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (28,216,352)	$ (2,165,491)	$ (47,082,967)
Net income (loss) from discontinued operations		3,177,185	(43,442,949)
Net loss from continuing operations	(28,216,352)	(5,342,676)	(3,640,018)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	5,361,955	276,763
Provision for doubtful accounts	3,273,860
Cryptocurrencies - mining, net of mining pool operating fees	(5,832,252)	(192,351)
Realized gain on sale/exchange of cryptocurrencies	(676,015)
Impairment loss of cryptocurrencies	181,263	50,463
Impairment loss of mining equipment	16,691,803	0
Impairment loss of long-term investment	610,302	0	0
Share compensation expense	67,271	1,622,086	1,889,173
Amortization of convertible debenture issuance cost and discount	357,995		131,688
Interest expense of convertible debenture	190,996	54,137	156,048
Interest expense of third party loans	36,380
Gain on debt settlement		(823,749)	(125,215)
Changes in operating assets and liabilities
Other receivables	1,014,989	(686,750)	28,940
Prepayments	(322,972)	(18,066,337)	(111,682)
Security deposits	(199,800)	(1,151,851)
Accounts payable	667,912
Other payables and accrued liabilities	31,078	294,809	276,210
Taxes payable		(349,960)
Net cash used in operating activities from continuing operations	(6,761,587)	(24,315,416)	(1,394,856)
Net cash provided by (used in) operating activities from discontinued operations		10,080,079	(8,992,926)
Net cash used in operating activities	(6,761,587)	(14,235,337)	(10,387,782)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of cryptocurrencies	4,384,562
Purchases of plant and equipment	(115,033)	(8,302,893)
Long-term investment		(3,000,000)
Net cash provided by (used in) investing activities from continuing operations	4,269,529	(11,302,893)
Net cash used in investing activities from discontinued operations		(3,177)
Net cash provided by (used in) investing activities	4,269,529	(11,306,070)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayments from other receivables - related parties, net	354,903
Proceeds from other payables - related parties, net		645,096	297,393
Proceeds from issuance of ordinary shares through public offerings		35,044,524
Proceeds from issuance of ordinary shares through private offerings			8,992,165
Proceeds from third party loans	819,000
Payments of convertible debenture interest expense	(190,996)	(54,137)	(156,048)
Payments of third party loans interest expense	(36,380)
Proceeds from convertible debentures, net of issuance costs	1,844,000		1,300,000
Repayments of convertible debenture	(300,000)
Net cash provided by financing activities from continuing operations	2,490,527	35,635,483	10,433,510
Net cash used in financing activities from discontinued operations		(9,698,610)	(1,935,391)
Net cash provided by financing activities	2,490,527	25,936,873	8,498,119
EFFECT OF EXCHANGE RATE ON CASH		(7,487)	459,834
CHANGES IN CASH AND CASH EQUIVALENTS	(1,531)	387,979	(1,429,829)
CASH AND CASH EQUIVALENTS, beginning of year	493,910	105,931	1,535,760
CASH AND CASH EQUIVALENTS, end of year	16,274	493,910	105,931
LESS: CASH FROM DISCONTINUED OPERATIONS		476,105	103,988
CASH FROM CONTINUING OPERATIONS	16,274	17,805	1,943
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	$ 89,589		644,319
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			11,568
Other receivable - related party from disposal of subsidiary		1,000,000
Conversion of convertible debenture into ordinary shares		$ 1,300,000	5,066,288
Conversion of debts into ordinary shares			$ 741,785